Long-Term Debt and Capital Lease Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Long-Term Debt and Capital Lease Obligations
Long-Term Debt and Capital Lease Obligations

Note 6. Long-Term Debt and Capital Leases

        The following table summarizes the Company's long-term debt and capital leases:

	March 31, 2014			December 31, 2013
		Weighted average interest rate(2)
	Available borrowing capacity		Outstanding balance	Outstanding balance
	(in millions)
Long-term debt:
Term B Loans	$—	4.82%	$1,544.8	$1,548.7
Term B-1 Loans	—	3.80%	422.9	423.9
Revolving Credit Facility(1)	95.7	3.71%	92.0	34.0
Senior Notes	—	10.25%	725.0	725.0
Senior Subordinated Notes, net of discount(3)	—	13.38%	291.3	291.1

Total long-term debt	$95.7	6.74%	3,076.0	3,022.7

Capital lease obligations			6.7	7.5

Total long-term debt and capital lease obligations			3,082.7	3,030.2
Less current portion			(22.4)	(22.4)

Long-term portion			$3,060.3	$3,007.8

(1)
Available borrowing capacity at March 31, 2014 represents $200.0 million of total availability less outstanding borrowings of $92.0 million and letters of credit of $12.3 million. Letters of credit are used in the ordinary course of business. The letters of credit are released when the respective contractual obligations have been fulfilled by the Company.

(2)
Represents the weighted average effective interest rate in effect at March 31, 2014 for all borrowings outstanding pursuant to each debt instrument including the applicable margin. The interest rates presented do not include the impact of interest rate swaps or caps.

(3)
At March 31, 2014, the carrying value of the net original issue discount was $3.7 million.

Refinancing of Term B-1 Loans

        On November 27, 2013, the Company entered into a second amendment (the "Second Amendment") to the Credit Agreement, dated as of July 17, 2012, as amended on April 1, 2013 (the "Credit Agreement") among the Company, the guarantors thereto, the lenders party thereto, and the other parties thereto. Capitalized terms used herein without definition shall have the same meanings as set forth in the Credit Agreement.

        The Second Amendment provided for the refinancing of the Credit Agreement, resulting in $425.0 million in new Term B-1 Loans, which bear interest, at the Company's option, at LIBOR plus 3.00% or adjusted base rate ("ABR") plus 2.00%. The new Term B-1 Loans includes a 0.75% LIBOR floor. The new Term B-1 Loans replaced $398.0 million in outstanding Term B-1 Loans which were previously priced, at the Company's option, at LIBOR plus 3.25% or ABR plus 2.25% and which previously included a 1.00% LIBOR floor. The Company utilized the excess proceeds from the new Term B-1 Loans to repay existing, outstanding borrowings on its revolving credit facility and to pay fees and expenses associated with the refinancing. The Company recorded a loss on extinguishment of debt of $0.8 million, primarily representing the expensing of debt issue costs related to the former Term B-1 Loans.

Refinancing of July 17, 2012 Senior Secured Credit Facilities

        On April 1, 2013, the Company entered into a first amendment (the "First Amendment") to its July 17, 2012 credit agreement among the Company, the guarantors thereto, the lenders party thereto, and the other parties thereto (the "Prior Senior Secured Credit Facility").

        The First Amendment provided for a new term loan and credit facility (the "Senior Secured Credit Facility") consisting of (i) a $200.0 million senior secured revolving facility ("Revolving Credit Facility") with a final maturity of July 17, 2017, (ii) $400.0 million Term B-1 loans ("Term B-1 Loans") with a final maturity date of July 17, 2017, and (iii) $1,560.4 million in Term B loans ("Term B Loans") with a final maturity of April 1, 2019. The Term B and Term B-1 Loans require quarterly principal payments totaling $4.9 million which commenced June 30, 2013. The Revolving Credit Facility, Term B-1 Loans and Term B Loans bore interest (prior to the Second Amendment discussed above), at our option, as follows:

Debt Obligation	Interest Rate
Revolving Credit Facility	LIBOR plus 3.50% or ABR plus 2.50%.
Term B-1 Loans	LIBOR plus 3.25% or ABR plus 2.25%. LIBOR floor of 1.00%.
Term B Loans
If the Senior Secured Leverage Ratio, as defined, is greater than 5.00 to 1.00, LIBOR plus 4.00% or ABR plus 3.00%. If the Senior Secured Leverage Ratio, as defined, is less than or equal to 5.00 to 1.00, LIBOR plus 3.75% or ABR plus 2.75%. LIBOR floor of 1.00%.

        The Company also pays a commitment fee of between 37.5 to 50.0 basis points, payable quarterly, on the average daily unused amount of the Revolving Credit Facility based on the Company's leverage ratio.

        The First Amendment provided for the refinancing of the Company's then outstanding borrowings under the Prior Senior Secured Credit Facility, which consisted of a $1,920.0 million, six-year senior secured term loan facility (the "Prior Senior Secured Term Loans") and a $200.0 million, five-year senior secured revolving credit facility (the "Prior Revolving Credit Facility").

        The First Amendment replaced $51.0 million in then outstanding Prior Revolving Credit Facility loans and $1,905.6 million in the then outstanding Prior Senior Secured Term Loans, both of which were previously priced, at the Company's option, at LIBOR plus 5.00% or ABR plus 4.00%. The Prior Senior Secured Term Loans included a 1.25% Libor floor. The Company paid approximately $21.0 million for underwriting and other fees and expenses incurred in connection with the First Amendment, including a 1% soft call premium of $19.1 million on the then Prior Senior Secured Term Loans.

        The obligations of the Company under the Credit Agreement are guaranteed by the Members and its subsidiaries and are secured on a first priority basis by substantially all of the tangible and intangible assets of the Company and the guarantors, subject to certain exceptions. The Credit Amendment contains affirmative and negative covenants that the Company believes are usual and customary for a senior secured credit agreement. The negative covenants include, among other things, limitations on indebtedness, liens, sale of assets, investments, dividends, subordinated debt payments and amendments, sale leasebacks and transactions with the Company's affiliates. The Credit Amendment also requires the Company to comply with a maximum senior secured leverage ratio. The Company was in compliance with all covenants at March 31, 2014.

Senior Notes and Senior Subordinated Notes

        On July 17, 2012, the Company, and its wholly- owned subsidiary, WideOpenWest Capital Corp. as co-issuer, issued $725.0 million Senior Notes ("Senior Notes") and the $295.0 million Senior Subordinated Notes, including original issuance discount of $4.9 million ("Senior Subordinated Notes") (together, the "Notes"). The Senior Notes and the Senior Subordinated Notes were issued at par and 98.337%, respectively. The Notes represent general unsecured obligations of the Company and WideOpenWest Capital Corp. and bear interest at 10.25% and 13.375%, respectively. The Senior Notes will mature on July 15, 2019 and the Senior Subordinated Notes will mature on October 15, 2019. Interest on the Notes are due semi-annually in arrears on January 15 and July 15 of each year, commencing on January 15, 2013. On or after July 15, 2015, the Company may redeem some or all of either series of Notes at reducing redemption prices gradually reducing to par value in 2018. Prior to such date, the Company also may redeem some or all of either series of Notes at a redemption price of 100% of the principal amount plus accrued and unpaid interest, if any, to the redemption date, plus a make-whole premium. In addition, the Company may redeem up to 40% of the aggregate principal amount of either series of Notes before July 15, 2015 with the proceeds of certain equity offerings at a redemption price of 110.250% of the principal amount of the Senior Notes and 113.375% of the principal amount of the Senior Subordinated Notes, in each case plus accrued and unpaid interest to the redemption date. See Note 11.

        The indenture governing the Notes contains covenants that, among other things, limit WOW's ability, and the ability of WOW's restricted subsidiaries, to incur additional indebtedness, create liens, pay dividends on, redeem or repurchase WOW's capital stock, make investments or repay subordinated indebtedness, engage in sale-leaseback transactions, enter into transactions with affiliates, sell assets, create restrictions on dividends and other payments to WOW from its subsidiaries, issue or sell stock of subsidiaries, and engage in mergers and consolidations. All of the covenants are subject to a number of important qualifications and exceptions under the indenture.

10. Long-Term Debt and Capital Lease Obligations

        The following table summarizes the Company's debt and capital lease obligations:

	December 31, 2013			December 31, 2012
		Weighted average interest rate(2)
	Available borrowing capacity		Outstanding balance	Outstanding balance
	(in millions)
Long-term debt:
Term B Loans	$—	4.82%	$1,548.7	$—
Term B-1 Loans	—	3.80%	423.9	—
Senior Secured Term Loans	—	—	—	1,910.4
Revolving Credit facility(1)	155.3	3.72%	34.0	20.0
Senior Notes	—	10.25%	725.0	725.0
Senior Subordinated Notes, net of discounts(3)	—	13.37%	291.1	290.5

Total long-term debt	$155.3	6.80%	3,022.7	2,945.9

Capital lease obligations			7.5	6.1

Total long-term debt and capital lease obligations			3,030.2	2,952.0
Less current portion			(22.4)	(22.6)

Long-term portion			$3,007.8	$2,929.4

(1)
Available borrowing capacity at December 31, 2013 represents $200.0 million of total availability less outstanding borrowings of $34.0 million and letters of credit of $10.7 million. Letters of credit are used in the ordinary course of business. The letters of credit are released when the respective contractual obligations have been fulfilled by the Company.

(2)
Represents the weighted average interest rate in effect at December 31, 2013 for all borrowings outstanding pursuant to each debt instrument including the applicable margin. The interest rates presented do not include the impact of interest rate swaps or caps (note 13).

(3)
At December 31, 2013, the carrying value of the net original issue discount was $3.9 million.

Refinancing of Term B-1 Loans

        On November 27, 2013, the Company entered into a second amendment (the "Second Amendment") to the Credit Agreement, dated as of July 17, 2012, as amended on April 1, 2013 (the "Credit Agreement") among the Company, the guarantors thereto, the lenders party thereto, and the other parties thereto. Capitalized terms used herein without definition shall have the same meanings as set forth in the Credit Agreement.

        The Second Amendment provided for the refinancing of the Credit Agreement, resulting in $425.0 million in new Term B-1 Loans, which bear interest, at the Company's option, at LIBOR plus 3.00% or ABR plus 2.00%. The new Term B-1 Loans includes a 0.75% LIBOR floor. The new Term B-1 Loans replaced $398.0 million in outstanding Term B-1 Loans which were previously priced, at the Company's option, at LIBOR plus 3.25% or adjusted base rate ("ABR") plus 2.25% and which previously included a 1.00% LIBOR floor. The Company utilized the excess proceeds from the new Term B-1 Loans to repay existing, outstanding borrowings on its revolving credit facility and to pay fees and expenses associated with the refinancing. The Company recorded a loss on extinguishment of debt of $0.8 million, primarily representing the expensing of debt issue costs related to the Term B-1 Loans.

Refinancing of July 17, 2012 Senior Secured Credit Facilities

        On April 1, 2013, the Company entered into a first amendment (the "First Amendment") to its July 17, 2012 credit agreement among the Company, the guarantors thereto, the lenders party thereto, and the other parties thereto (the "Prior Senior Secured Credit Facility").

        The First Amendment provides for a new term loan and credit facility (the "Senior Secured Credit Facility") consisting of (i) a $200.0 million senior secured revolving facility ("Revolving Credit Facility") with a final maturity of July 17, 2017, (ii) $400.0 million Term B-1 loans ("Term B-1 Loans") with a final maturity date of July 17, 2017, and (iii) $1,560.4 million in Term B loans ("Term B Loans") with a final maturity of April 1, 2019. The Term B and Term B-1 Loans require quarterly principal payments totaling $4.9 million beginning June 30, 2013. The Revolving Credit Facility, Term B-1 Loans and Term B Loans bear interest, at our option, as follows:

Debt Obligation	Interest Rate
Revolving Credit Facility	LIBOR plus 3.50% or ABR plus 2.50%.
Term B-1 Loans	LIBOR plus 3.25% or ABR plus 2.25%. LIBOR floor of 1.00%.
Term B Loans
If the Senior Secured Leverage Ratio, as defined, is greater than 5.00 to 1.00, LIBOR plus 4.00% or ABR plus 3.00%. If the Senior Secured Leverage Ratio, as defined, is less than or equal to 5.00 to 1.00, LIBOR plus 3.75% or ABR plus 2.75%. LIBOR floor of 1.00%.

        The Company also pays a commitment fee of between 37.5 to 50.0 basis points, payable quarterly, on the average daily unused amount of the Revolving Credit Facility based on the Company's leverage ratio.

        The First Amendment provided for the refinancing of the Company's then outstanding borrowings under the Prior Senior Secured Credit Facility, which consisted of a $1,920.0 million, six-year senior secured term loan facility (the "Prior Senior Secured Term Loans") and a $200.0 million, five-year senior secured revolving credit facility (the "Prior Revolving Credit Facility").

        The First Amendment replaced $51.0 million in then outstanding Prior Revolving Credit Facility loans and $1,905.6 million in the then outstanding Prior Senior Secured Term Loans, both of which were previously priced, at the Company's option, at LIBOR plus 5.00% or ABR plus 4.00%. The Prior Senior Secured Term Loans included a 1.25% Libor floor. The Company paid approximately $21.0 million for underwriting and other fees and expenses incurred in connection with the First Amendment, including a 1% soft call premium of $19.1 million on the then Prior Senior Secured Term Loans. For accounting purposes, the First Amendment refinancing was treated as a debt modification, resulting in the majority of the fees and expenses being capitalized as debt issue costs. In addition, the Company recorded a loss on extinguishment of debt of $57.3 million, primarily representing the expensing of debt issue costs related to the Prior Senior Secured Term loans.

        The obligations of the Company under the Credit Agreement are guaranteed by the Members and its subsidiaries and are secured on a first priority basis by substantially all of the tangible and intangible assets of the Company and the guarantors, subject to certain exceptions. The Credit Agreement contains affirmative and negative covenants that the Company believes are usual and customary for a senior secured credit agreement. The negative covenants include, among other things, limitations on indebtedness, liens, sale of assets, investments, dividends, subordinated debt payments and amendments, sale leasebacks and transactions with the Company's affiliates. The Credit Agreement also requires the Company to comply with a maximum senior secured leverage ratio. The Company was in compliance with all covenants at December 31, 2013.

Senior Notes and Senior Subordinated Notes

        In conjunction with the Knology Merger (note 3), the Company, and its wholly- owned subsidiary, WideOpenWest Capital Corp. as co-issuer, issued $725.0 million Senior Notes ("Senior Notes") and the $295.0 million Senior Subordinated Notes, including original issuance discount of $4.9 million ("Senior Subordinated Notes") (together, the "Notes") and paid fees and expenses totaling approximately $30.0 million, a majority of which were capitalized as debt issue costs. The Senior Notes and the Senior Subordinated Notes were issued at par and 98.337%, respectively. The Notes represent general unsecured obligations of the Company and WideOpenWest Capital Corp. and bear interest at 10.25% and 13.375%, respectively. The Senior Notes will mature on July 15, 2019 and the Senior Subordinated Notes will mature on October 15, 2019. Interest on the Notes will be due semi-annually in arrears on January 15 and July 15 of each year, commencing on January 15, 2013. On or after July 15, 2015, the Company may redeem some or all of either series of Notes at reducing redemption prices gradually reducing to par value in 2018. Prior to such date, the Company also may redeem some or all of either series of Notes at a redemption price of 100% of the principal amount plus accrued and unpaid interest, if any, to the redemption date, plus a make-whole premium. In addition, the Company may redeem up to 40% of the aggregate principal amount of either series of Notes before July 15, 2015 with the proceeds of certain equity offerings at a redemption price of 110.250% of the principal amount of the Senior Notes and 113.375% of the principal amount of the Senior Subordinated Notes, in each case plus accrued and unpaid interest to the redemption date.

        The Company's and WideOpenWest Capital Corp.'s obligations under the Notes are guaranteed by substantially all of its existing and recently acquired subsidiaries. The Notes represent unsecured obligations of the Company and WideOpenWest Capital Corp. and are effectively subordinated to all secured lenders of the Company. The Notes contain a number of customary covenants.

        In connection with the issuance of the Notes, the Company entered into a registration rights agreement to file an exchange offer for the Notes in a registration statement (the "Exchange Offer") with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933. The Company filed the registration statement with the SEC on April 10, 2013 and the registration statement became effective on April 22, 2013. The Company closed the Exchange Offer on May 23, 2013.

Senior Secured Credit Facilities

        On July 17, 2012, the Company entered into a $1,920.0 million Prior Senior Secured Term Loan and a $200.0 million Prior Revolving Credit Facility and together referred to as the "Prior Senior Secured Credit Facilities", the terms of which are set forth in a credit agreement dated as of July 17, 2012 among the Company, the guarantors party thereto, the lenders named therein and Credit Suisse AG, as administrative agent and as collateral agent (the "Prior Credit Agreement"). The Company borrowed the full amount of the Prior Senior Secured Term Loan and $48.0 million of its Prior Revolving Credit Facility to fund its cash tender offer to purchase all of its $975.0 million term loan ("First Term loan"), $250.0 million Incremental Senior Secured First Lien Term Loan ("Incremental First Term Loan"), $235.0 million term loan ("Second Term Loan"), first lien $100.0 million revolving facility ("Revolver"), CoBank Term Loan and CoBank revolver. All of which were refinanced as discussed above under "Refinancing of July 17, 2012 Senior Secured Credit Facilities."

        The Company used net cash proceeds from the Prior Senior Secured Credit Facilities for the repayment of outstanding principal of $943.3 million on the First Term Loan, $244.4 million on the Incremental First Term Loan, $234.0 million on the Second Term Loan, $35.0 million for the Revolver and $40.0 million for the CoBank Term Loan. In addition, the Company paid approximately $135.4 million for underwriting and other fees and expenses incurred in connection with the Credit Agreement, a majority of which were capitalized as debt issue costs. The Company also paid $15.3 million in fees related to a bridge loan commitment fee, which was fully amortized in interest expense in the accompanying statements of operations. The Company used the remaining cash proceeds in conjunction with the Knology Merger (note 3).

        Borrowings under the Prior Senior Secured Term Loan bear interest, at the Company's option, at a rate equal to either an adjusted LIBOR rate (which will be subject to a minimum rate of 1.25%) or an alternative base rate (which will be subject to a minimum rate of 2.25%), and in each case plus the applicable margin. The applicable margin for borrowings under the Prior Credit Agreement is 5.00% for adjusted LIBOR loans or 4.00% for alternative base rate loans. The applicable margin for borrowings under the Prior Revolving Credit Facility may change depending on the Company's leverage ratio, from a minimum of 3.75% up to a maximum of 5.00%. The Prior Senior Secured Term Loan bears interest based upon the LIBOR-based rate. The Company also paid a commitment fee of between 37.5 to 50.0 basis points, payable quarterly, on the average daily unused amount of the Prior Revolving Credit Facility based on the Company's leverage ratio.

CoBank Credit Agreement

        On January 13, 2012, in connection with the Mid-Michigan Assets acquisition, our newly created wholly owned subsidiary, WideOpenWest Mid-Michigan, LLC, entered into a new credit agreement with CoBank (the "CoBank Credit Agreement") which included a nine-year, amortizing first lien $40.0 million term loan (the "CoBank Term Loan") and a nine-year, bullet-payment first lien $8.5 million revolving facility (the "CoBank Revolver"). WOW paid $0.6 million to the lenders and other third parties to secure the CoBank Credit Agreement. These costs were capitalized and amortized over the life of the CoBank Credit Agreement, which is nine years. The CoBank Credit Agreement was cancelled in connection with our debt restructure on July 17, 2012. Principal payments would have commenced on March 31, 2014.

Long-Term Debt Extinguishment

        As noted above, on November 27, 2013, the Company paid the full obligation of its Term B-1 loans and recorded a loss on extinguishment of debt of $0.8 million representing the expense of the related deferred financing cost of the debt.

        Again as noted above, on April 1, 2013, the Company paid the full obligations under the Prior Senior Secured Credit Facility and recorded a loss on extinguishment of debt of $57.3 million representing the expensing of the related deferred financing costs of the debt.

        Furthermore, on July 17, 2012, the Company paid the full obligations under the First Term Loan, Incremental First Term Loan, Second Term Loan, Revolver, CoBank Term Loan and the CoBank Revolver and recorded a loss on extinguishment of debt of approximately $8.3 million representing the expensing of the related deferred financing costs of the debt.

        Amortization of debt issue costs and accretion of debt discount, which are both included in interest expense in the accompanying statements of operations, for the three years ended December 31, 2013, 2012 and 2011 are as follows (in millions):

	Three years ended December 31,
	2013	2012	2011
Amortization of deferred financing fees	$19.9	$14.0	$3.5
Accretion of debt discount	$0.7	$0.3	$—

        Maturities of long-term debt, excluding capital lease obligations, as of December 31, 2013 are as follows (in millions):

Long-term Debt
Year ended December 31, 2014	$19.9
Year ended December 31, 2015	19.9
Year ended December 31, 2016	19.9
Year ended December 31, 2017	460.7
Year ended December 31, 2018	15.6
Thereafter	2,490.6
Unamortized discount	(3.9)

$3,022.7